Leases (Details) - Schedule of condensed balance sheet related to leases - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Operating leases:
Operating lease right-of-use assets	$ 13,924,826	$ 13,738,081
Current portion of operating lease liabilities	5,131,373	3,329,619
Long-term operating lease liabilities	7,768,216	$ 9,197,027
Total operating lease liabilities	$ 12,899,589
Weighted average remaining lease term
Operating leases	2 years 2 months 12 days